T. ROWE PRICE Retirement 2045 Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 4 .1%
T. Rowe Price Funds:
New Income Fund  193,310 19,352 12,399 20,624,398 202,944
U.S. Treasury Long-Term Index
Fund  81,676 1,030 5,334 7,109,759 83,966
International Bond Fund (USD
Hedged)  64,539 594 3,920 6,025,585 61,461
Dynamic Global Bond Fund  46,509 596 2,753 4,371,960 42,933
Emerging Markets Bond Fund  8,164 98 5,684 220,924 2,528
High Yield Fund  10,252 131 7,994 322,356 2,166
Total Bond Mutual Funds (Cost $ 386,572 ) 395,998
EQUITY MUTUAL FUNDS 94 .4%
T. Rowe Price Funds:
Value Fund  2,029,249 2,924 103,599 38,255,417 1,970,536
Growth Stock Fund (2) 1,743,402 5,138 54,829 15,763,747 1,859,176
Equity Index 500 Fund  876,798 77,024 58,946 7,922,256 948,215
International Value Equity Fund  750,598 18,000 38,939 44,495,602 717,714
Overseas Stock Fund  721,517 11,051 32,853 51,107,761 690,977
International Stock Fund  684,788 972 28,197 28,581,196 650,222
Mid-Cap Growth Fund  362,340 504 14,714 2,826,580 368,756
Mid-Cap Value Fund  403,854 534 32,038 10,015,365 348,635
Emerging Markets Stock Fund  379,206 521 27,359 5,945,738 320,832
Small-Cap Stock Fund  262,206 3,357 9,854 3,533,339 263,622
Real Assets Fund  253,782 3,617 12,704 16,446,835 244,071
Small-Cap Value Fund  244,349 843 9,798 3,714,089 238,444
New Horizons Fund (2) 206,330 270 5,841 2,333,986 227,914
Emerging Markets Discovery
Stock Fund  145,136 46,336 1,931 11,526,452 185,922
U.S. Large-Cap Core Fund  140,983 227 7,482 3,832,298 142,715
Total Equity Mutual Funds (Cost $ 5,511,709 ) 9,177,751
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund (2) 943 18,000 17,998 9,744 946
Total Other Mutual Funds (Cost $ 945 ) 946

T. ROWE PRICE Retirement 2045 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1 .5%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (3) 152,886 121,355 130,563 143,678,240 143,678
Total Short-Term Investments (Cost $ 143,678 ) 143,678
Total Investments in Securities 100.0%
(Cost $6,042,904) $ 9,718,373
Other Assets Less Liabilities (0.0)% (1,509)
Net Assets 100.0% $ 9,716,864
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2045 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 459 Russell 2000 E-Mini Index contracts 9/21 (52,124) $ 1,101
Short, 118 S&P 500 E-Mini Index contracts 9/21 (26,671) (1,384)
Net payments (receipts) of variation margin to date 205
Variation margin receivable (payable) on open futures contracts $ (78)

T. ROWE PRICE Retirement 2045 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 60 $ (1,419) $ 403
Emerging Markets Bond Fund  86 (50) 76
Emerging Markets Discovery Stock Fund  491 (3,619) —
Emerging Markets Stock Fund  12,480 (31,536) —
Equity Index 500 Fund  11,201 53,339 3,065
Growth Stock Fund  45,598 165,465 —
High Yield Fund  289 (223) 106
International Bond Fund (USD Hedged)  59 248 318
International Stock Fund  9,725 (7,341) —
International Value Equity Fund  3,178 (11,945) —
Mid-Cap Growth Fund  7,041 20,626 —
Mid-Cap Value Fund  6,856 (23,715) —
New Horizons Fund  4,868 27,155 —
New Income Fund  129 2,681 989
Overseas Stock Fund  8,142 (8,738) —
Real Assets Fund  1,308 (624) —
Small-Cap Stock Fund  4,119 7,913 —
Small-Cap Value Fund  3,608 3,050 —
Transition Fund  2 1 —
U.S. Large-Cap Core Fund  1,071 8,987 —
U.S. Treasury Long-Term Index Fund  (943) 6,594 419
Value Fund  42,034 41,962 —
U.S. Treasury Money Fund, 0.06% — — 23
Totals $ 161,402 # $ 248,811 $ 5,399 +
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $5,399 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2045 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2045 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2045 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F159-054Q1 08/21